Related Party Transactions - Additional Information (Detail)						1 Months Ended		3 Months Ended	6 Months Ended
		Mar. 09, 2021 $ / shares shares	Mar. 04, 2021 shares	Jan. 01, 2021 USD ($)	Dec. 15, 2020 USD ($) $ / shares shares	Feb. 28, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Aug. 31, 2021 USD ($)	Aug. 18, 2020 $ / shares
Related Party Transaction [Line Items]
Initial Public Offering, units | shares		34,500,000					34,500,000
Initial Public Offering, price per unit | $ / shares		$ 10.00
Initial Public Offering, gross proceeds									$ 8,900,000
Warrants exercise price per share | $ / shares							$ 11.50
Repayments of Notes Payable									991,000
Common stock, shares outstanding | shares			8,625,000
Stock Issued During Period, Value, Issued for Services	[1],[2]						$ 25,000
Proceeds from Related Party Debt									125,006
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Initial Public Offering, units | shares		4,500,000					4,500,000
Initial Public Offering, price per unit | $ / shares		$ 11.50					$ 11.50
Founder Shares [Member]
Related Party Transaction [Line Items]
Initial stockholders agreed to forfeit | shares					1,125,000
Percentage of founder shares from related party					20.00%
Common stock that were subject to forfeiture | shares		1,125,000
Founder Shares [Member] | Darla Anderson [Member]
Related Party Transaction [Line Items]
Shares transferred during the period | shares						25,000
Founder Shares [Member] | Francesca Luthi [Member]
Related Party Transaction [Line Items]
Shares transferred during the period | shares						25,000
Founder Shares [Member] | Charles E Wert [Member]
Related Party Transaction [Line Items]
Shares transferred during the period | shares						25,000
Sponsor [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable to related party current									200,000
Advances received from related parties								$ 791,000	791,000
Sponsor [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Advances received from related parties										$ 37,000
Sponsor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable to related party current							$ 200,000		$ 200,000
Related Party Loans [Member]
Related Party Transaction [Line Items]
Convertible price warrants for post business combination entity | $ / shares							$ 1.50		$ 1.50
Related Party Loans [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Proceeds from Promissory Note to related party									$ 791,000
Working Capital Loans							$ 1,500,000		1,500,000
Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Monthly charge for administrative services							10,000		10,000
Related party transaction, selling, general and administrative expenses from transactions with related party								$ 30,000	40,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt				$ 96,000			$ 750		$ 200,000
Private Placement Warrant [Member]
Related Party Transaction [Line Items]
Initial Public Offering, units | shares							5,333,333		5,933,333
Initial Public Offering, price per unit | $ / shares							$ 1.50	$ 1.50	$ 1.50
Initial Public Offering, gross proceeds							$ 8,000,000.0		$ 8,900,000
Private Placement Warrant [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Initial Public Offering, units | shares							5,933,333
Initial Public Offering, gross proceeds							$ 8,900,000
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, par value | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001
Warrants exercise price per share | $ / shares											$ 11.50
Common stock, shares outstanding | shares							0	5,090,746	5,090,746
Common Class A [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Closing Share Threshold Price | $ / shares					$ 12.00
Common Class A [Member] | Private Placement Warrant [Member]
Related Party Transaction [Line Items]
Warrants exercise price per share | $ / shares								$ 11.50	$ 11.50
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, par value | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding | shares			8,625,000				8,625,000	8,625,000	8,625,000
Stockholders' Equity Note, Stock Split, Conversion Ratio			1.2
Common Class B [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding | shares			8,625,000
Common Class B [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Common stock that were subject to forfeiture | shares							1,125,000
Common Class B [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Common stock, par value | $ / shares					$ 0.0001
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares					25,000
Stock Issued During Period, Value, Issued for Services					$ 7,187,500
Stockholders' Equity Note, Stock Split, Conversion Ratio			1.2

[1]	On March 4, 2021, the Company effected a 1:1.2 stock split of Class B common stock, resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split (see Note 4).
[2]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4).